Accounts Receivable (Details Textual)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Accounts Receivable Denominated In Foreign Currencies	10.40%	13.70%
Customer Advances, Current	¥ 250,568,000	¥ 423,854,000	$ 36,444,000
Costs in Excess of Billings	¥ 21,242	¥ 8,962	$ 3,090